Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes	9. Income taxes

The Company did not provide any current or deferred US federal income tax provision or benefit for the years ending December 31, 2024 and 2023 as they incurred tax losses during both of these years.

When it is more likely than not, that a tax asset cannot be realized through future income, the Company must record an allowance against any future potential future tax benefit. The Company has provided a full valuation allowance against the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that the Company will not earn income sufficient to realize the deferred tax assets during the carry forward periods.

The Company has not taken a tax position that, if challenged, would have a material effect on the consolidated financial statements for the year ended December 31, 2024 and 2023 as defined under ASC 740, "Accounting for Income Taxes."

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes.

The sources and tax effects of the differences for the periods presented are as follows:

	Years Ended
	December 31, 2024	December 31, 2023
U.S. statutory federal income tax rate	21%	21%
State income taxes	5%	5%
Change in valuation allowance	(26%)	(26%)
Effective income tax rate	0%	0%

A reconciliation of the income taxes computed at the statutory rate is as follows:

	Years Ended
	December 31, 2024	December 31, 2023

Tax credit (expense) at statutory rate (26%)	$246,281	$104,564
Increase in valuation allowance	(246,281)	(104,564)
Net deferred income tax asset	$—	$—

At December 31, 2024 and 2023, the significant components of the deferred tax assets are summarized below:

	December 31,	December 31,
	2024	2023

Net operating loss carry-forward	$469,914	$223,633
Valuation allowance	(469,914)	(223,633)
Net deferred tax asset (liability)	$-	$-

As of December 31, 2024 and 2023, the Company had a federal net operating loss carryforward of approximately $1,807,363 and $860,127, respectively. The federal net operating loss carryforwards do not expire but may only be used against taxable income to 80%. No tax benefit has been reported in the consolidated financial statements. The annual offset of this carryforward loss against any future taxable profits may be limited under the provisions of Internal Revenue Code Section 381 upon any future change(s) in control of the Company.